[Letterhead of Reed Smith]
June 1, 2006
VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
Attn.:	Peggy Fisher, Assistant Director
Eduardo Aleman, Staff Attorney
Mail Stop 60-10
100 F. Street, N.E.
Washington, DC 20549-6010
Re:	Volcano Corporation Amendment No. 3 to Registration Statement on Form S-1 Filed June 1, 2006 File No. 333-132678
Dear Ms. Fisher and Mr. Aleman:
     On behalf of Volcano Corporation (“Volcano”), we are filing Amendment No. 3 to the Registration Statement (“Amendment No. 3”). Under separate cover, courtesy copies of Amendment No. 3, marked to show changes, are also being sent.
     Amendment No. 3 reflects the following:
•	Updated disclosure throughout the document regarding the shonin transfer by Fukuda Denshi to Volcano, which took place on June 1, 2006;
•	Added disclosure on pages 9 and 38 regarding the expensing of unamortized debt issuance costs of $1.3 million;
•	Revised disclosure on pages 59, F-12, F-20, F-21, F-22 and F-49 to present estimated volatility as a percentage;
•	Revised disclosure on pages F-31 and F-48 to delete the total stock-based compensation expense line item;

Securities and Exchange Commission
June 1, 2006

•	Added disclosure to Management’s Discussion and Analysis of Financial Condition and Result of Operations (page 59) to incorporate a discussion of the differences in methodologies and assumptions used under Statement of Financial Accounting Standard (“SFAS”) No. 123(R) as compared to SFAS No. 123 in accordance with Staff Accounting Bulletin Topic 14.m.; and
•	Revised disclosure to reflect further review and the passage of time.
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Securities and Exchange Commission
June 1, 2006

     Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 3 to Ryan Nail at (415) 659-5977 or me at (609) 514-8544.
     Sincerely,
     Reed Smith LLP

/s/ Edward P. Bromley III
Edward P. Bromley III

cc:	R. Scott Huennekens John T. Dahldorf Michael Sanders, Esq. Dale S. Freeman Steven G. Rowles, Esq.